Note 10 - Share-based Compensation - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Balance (in shares)	4,751,423	3,364,117
Balance, weighted average exercise price per option (in dollars per share)	$ 4.07	$ 5.58
Balance, weighted-average remaining contractual term (Year)	7 years 255 days	6 years 219 days	7 years 328 days
Granted (in shares)	3,582,000	1,636,667
Granted, weighted average exercise price per option (in dollars per share)	$ 0.90	$ 2.17
Exercised (in shares)
Exercised, weighted average exercise price per option (in dollars per share)
Forfeited or expired (in shares)		(249,361)
Forfeited or expired, weighted average exercise price per option (in dollars per share)		$ 12.77
Forfeited (in shares)	(489,543)
Forfeited, weighted average exercise price per option (in dollars per share)	$ 2.33
Expired (in shares)	(277,238)
Expired, weighted average exercise price per option (in dollars per share)	$ 11.64
Balance (in shares)	7,566,642	4,751,423	3,364,117
Balance, weighted average exercise price per option (in dollars per share)	$ 2.40	$ 4.07	$ 5.58